Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	$ 222,866	$ 218,379
Loans	576,818	542,617
Derivatives	94,039	95,023
Other assets	44,064	38,959
Derivatives	90,238	92,127
Other liabilities	52,273	46,955
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	65	1,028
Loans		371
Derivatives		17
Assets	65	1,416
Derivatives	84	41
Other liabilities	0	0
Liabilities	84	41
Maximum exposure to loss	38,342	38,639
Total assets of unconsolidated structured entities	37,590	37,871
Structured Finance [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans	2,301	1,078
Other assets	176	443
Assets	2,477	1,521
Other liabilities	0	0
Maximum exposure to loss	5,477	4,280
Total assets of unconsolidated structured entities	15,776	16,778
Non RBC Managed Investment Funds [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	2,721	2,903
Assets	2,721	2,903
Other liabilities	0	0
Maximum exposure to loss	2,981	3,153
Total assets of unconsolidated structured entities	523,176	533,219
Third-party Securitization Vehicles [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans	6,292	3,246
Assets	6,292	3,246
Other liabilities	0	0
Maximum exposure to loss	10,215	6,767
Total assets of unconsolidated structured entities	67,446	62,411
Other [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	906	869
Loans	1,647	750
Derivatives	52	32
Other assets	288	254
Assets	2,893	1,905
Other liabilities	0	0
Maximum exposure to loss	3,556	2,429
Total assets of unconsolidated structured entities	454,567	409,562
Unconsolidated Structured Entities [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	3,692	4,800
Loans	10,240	5,445
Derivatives	52	49
Other assets	464	697
Assets	14,448	10,991
Derivatives	84	41
Other liabilities	0	0
Liabilities	84	41
Maximum exposure to loss	60,571	55,268
Total assets of unconsolidated structured entities	$ 1,098,555	$ 1,059,841